Earnings Per Share	12 Months Ended
Sep. 30, 2014
Earnings Per Share
Earnings Per Share

19. Earnings Per Share

Basic earnings per share (EPS) excludes dilution and is computed by dividing net income available for common stockholders by the weighted average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted average number of common shares outstanding and potential common shares for the period. The Company includes as potential common shares the weighted average dilutive effects of outstanding stock options and restricted stock units using the treasury stock method. The computation of diluted loss per share for the year ended September 30, 2012 excludes 0.7 million of potential common shares due to their antidilutive effect.

The following table sets forth a reconciliation of the denominators of basic and diluted earnings per share:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Denominator for basic earnings per share	97.2	100.6	111.9
Potential common shares	1.5	1.3	—

Denominator for diluted earnings per share	98.7	101.9	111.9

As discussed in Note 3, EPS includes the effect of repurchased shares. For the years ended September 30, 2014 and 2013, options excluded from the calculation of potential common shares were not significant.